SHARE-BASED PAYMENTS - Warrants Roll Forward (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
SHARE-BASED PAYMENTS
Debt Instrument, Convertible, Conversion Ratio		39,075
Common stock warrants
SHARE-BASED PAYMENTS
Warrant Outstanding Beginning Balance | shares	176,733	1,432	366
Granted | shares	93,099	241,308	1,205
Conversion of stock warrants upon IPO | shares			21
Exercised | shares	(32,086)	(66,007)	(155)
Forfeited | shares			(4)
Warrant Outstanding Ending Balance | shares	237,746	176,733	1,432
Common Stock Warrants Exercisable | shares	237,745	171,278	1,432
Weighted Average Exercise Price Outstanding Beginning Balance	$ 209	$ 10,300	$ 6,650
Class Of Warrant Or Right Warrants Outstanding Weighted Average Exercise Price Exercisable	181.25	210.50
Granted	99.50	140.36	$ 11,450
Conversion of stock warrants upon IPO			19,150
Weighted Average Exercise Price Outstanding Ending Balance	181.25	209	$ 10,300
Weighted Average Exercise Price Exercisable	181.25	210.50
Exercised	97.88	131.25	11,425
Forfeited			19,150
Weighted Average Exercise Price Outstanding Beginning Balance	$ 181.25	$ 209	$ 10,300